Troubled Debt Restructurings Modifications (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($) [1]	Mar. 31, 2018 INR (₨)		Mar. 31, 2019 USD ($) [1]
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		₨ 17.9	[1]		₨ 0.0	[2]	$ 0.3
Balance of Principal Forgiven		0.0	[1]	$ 0.0	0.0	[2]
Net P&L impact		4.5	[1],[3]	$ 0.1	0.0	[2],[3]
Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		17.9			0.0
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	4.5			0.0
Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0			0.0
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	0.0			0.0
Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0			0.0
Balance of Principal Forgiven		0.0			0.0
Net P&L impact	[3]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0	[1],[4]		0.0	[2],[4]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[4]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		17.9	[1],[5]		0.0	[2],[5]	0.3
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[5]	17.9			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[5]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[5]	0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0	[1]		0.0	[2]	$ 0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0			0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		₨ 0.0			₨ 0.0

[1]	TDR modification during the year ended March 31, 2019 comprised of one case.
[2]	TDR modification during the year ended March 31, 2018 comprised of nil case.
[3]	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred
[4]	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
[5]	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.